SLM Student Loan Trust 2007-3
Quarterly Servicing Report

Distribution Date	07/25/2007
Collection Period	04/01/2007 — 06/30/2007

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
The Bank of New York Trust Company -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2007-3 Deal Parameters

A Student Loan Portfolio Characteristics				03/31/2007	Activity	06/30/2007
i	Portfolio Balance			$2,898,798,699.55	($217,446,625.22)	$2,681,352,074.33

ii	Interest to be Capitalized			65,802,432.11		66,805,684.01

iii	Total Pool			$2,964,601,131.66		$2,748,157,758.34
iv	Capitalized Interest			40,000,000.00		40,000,000.00
v	Specified Reserve Account Balance			7,411,502.83		6,870,394.40

vi	Total Adjusted Pool			$3,012,012,634.49		$2,795,028,152.74

B i	Weighted Average Coupon (WAC)			6.912%		6.934%
ii	Weighted Average Remaining Term			123.82		122.10
iii	Number of Loans			940,914		878,053
iv	Number of Borrowers			421,163		397,297
v	Aggregate Outstanding Principal Balance — T-Bill Other			$—		$—
vi	Aggregate Outstanding Principal Balance — T-Bill			$259,564,828		$237,397,158
vii	Aggregate Outstanding Principal Balance — Commercial Paper			$2,705,036,304		$2,510,760,600
viii	Pool Factor			0.986928587		0.914873648

C Notes			Spread	Balance 4/25/2007	% of O/S Securities	Balance 7/25/2007	% of O/S Securities
i	A-1 Notes	78443YAA4	-0.010%	$1,243,636,634.49	41.289%	$1,036,591,626.35	36.956%

ii	A-2 Notes	78443YAB2	0.010%	975,000,000.00	32.370%	975,000,000.00	34.760%
iii	A-3 Notes	78443YAC0	0.040%	363,000,000.00	12.052%	363,000,000.00	12.941%
iv	A-4 Notes	78443YAD8	0.060%	338,835,000.00	11.249%	338,835,000.00	12.080%

v	B Notes	78443YAE6	0.150%	91,541,000.00	3.039%	91,541,000.00	3.264%

	Total Notes			$3,012,012,634.49	100.000%	$2,804,967,626.35	100.000%

D Reserve Account				04/25/2007		07/25/2007
i	Required Reserve Acct Deposit (%)			0.25%		0.25%

ii	Reserve Acct Initial Deposit ($)
iii	Specified Reserve Acct Balance ($)			$7,411,502.83		$6,870,394.40
iv	Reserve Account Floor Balance ($)			$3,003,866.00		$3,003,866.00

v	Current Reserve Acct Balance ($)			$7,411,502.83		$6,870,394.40

E Other Accounts				04/25/2007		07/25/2007
i	Supplemental Loan Purchase Account			$0.00		$0.00

ii	Capitalized Interest Account			$40,000,000.00		$40,000,000.00
iii	Floor Income Rebate Account			$4,706.41		$23,435.37

F Asset/Liability				04/25/2007		07/25/2007
i	Total Adjusted Pool + Supplemental Loan Purchase Acct			$3,012,012,634.49		$2,795,028,152.74
ii	Total Outstanding Balance Notes			$3,012,012,634.49		$2,804,967,626.35
iii	Difference			$0.00		$(9,939,473.61)
iv	Parity Ratio			1.00000		0.99646

II. 2007-3	Transactions from:	03/31/2007	through:	06/30/2007

A Student Loan Principal Activity
i	Regular Principal Collections	$231,811,301.57
ii	Principal Collections from Guarantor	1,816,018.03
iii	Principal Reimbursements	426,541.28
iv	Other System Adjustments	0.00

v	Total Principal Collections	$234,053,860.88

B Student Loan Non-Cash Principal Activity
i	Other Adjustments	$21,738.00
ii	Capitalized Interest	(16,628,973.66)

iii	Total Non-Cash Principal Activity	$(16,607,235.66)

C Student Loan Principal Purchases		$0.00

D Total Student Loan Principal Activity		$217,446,625.22

E Student Loan Interest Activity
i	Regular Interest Collections	$13,316,469.41
ii	Interest Claims Received from Guarantors	32,225.74
iii	Collection Fees/Returned Items	123,016.61
iv	Late Fee Reimbursements	347,677.31
v	Interest Reimbursements	8,475.99
vi	Other System Adjustments	0.00
vii	Special Allowance Payments	684,189.66
viii	Subsidy Payments	2,874,700.95

ix	Total Interest Collections	$17,386,755.67

F Student Loan Non-Cash Interest Activity
i	Interest Accrual Adjustment	$1,754.53
ii	Capitalized Interest	16,628,973.66

iii	Total Non-Cash Interest Adjustments	$16,630,728.19

G Student Loan Interest Purchases		$0.00

H Total Student Loan Interest Activity		$34,017,483.86

I Non-Reimbursable Losses During Collection Period		$0.00

J Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2007-3	Collection Account Activity	03/31/2007	through	06/30/2007

A Principal Collections
i	Principal Payments Received	$31,788,610.79
ii	Consolidation Principal Payments	201,838,708.81
iii	Reimbursements by Seller	36,400.60
iv	Borrower Benefits Reimbursements	215,561.34
v	Reimbursements by Servicer	720.59
vi	Re-purchased Principal	173,858.75

vii	Total Principal Collections	$234,053,860.88

B Interest Collections
i	Interest Payments Received	$12,780,553.43
ii	Consolidation Interest Payments	4,127,032.33
iii	Reimbursements by Seller	2.00
iv	Borrower Benefits Reimbursements	0.00
v	Reimbursements by Servicer	2,789.32
vi	Re-purchased Interest	5,684.67
vii	Collection Fees/Return Items	123,016.61
viii	Late Fees	347,677.31

ix	Total Interest Collections	$17,386,755.67

C Other Reimbursements		$118,342.27

D Reserves in Excess of the Requirement		$541,108.43

E Administrator Account Investment Income		$0.00

F Investment Earnings for Period in Trust Accounts		$2,260,604.39

G Funds borrowed during previous distribution		$0.00

H Funds borrowed from subsequent distribution		$0.00

I Excess Transferred from Supplemental Loan Purchase Account		$0.00

J Funds Released from Capitalized Interest Account		$0.00

K Intial Deposit to the Collection Account		$0.00

L TOTAL AVAILABLE FUNDS		$254,360,671.64

LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer	$(4,298,002.45)
	Floor Income Rebate Fees to Dept. of Education	$(4,765.29)
	Funds Allocated to the Floor Income Rebate Account	$(23,435.37)
	Funds Released from the Floor Income Rebate Account	$4,706.41

M NET AVAILABLE FUNDS		$250,039,174.94

N Servicing Fees Due for Current Period		$2,086,798.72

O Carryover Servicing Fees Due		$0.00

P Administration Fees Due		$20,000.00

Q Total Fees Due for Period		$2,106,798.72

IV. 2007-3     Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	03/31/2007	06/30/2007	03/31/2007	06/30/2007	03/31/2007	06/30/2007	03/31/2007	06/30/2007	03/31/2007	06/30/2007

INTERIM:
In School
Current	6.557%	6.558%	333,176	262,041	35.410%	29.843%	$1,155,499,976.39	$888,195,537.28	39.861%	33.125%

Grace
Current	6.577%	6.559%	127,514	109,312	13.552%	12.449%	390,415,313.54	$380,318,756.27	13.468%	14.184%

TOTAL INTERIM	6.562%	6.558%	460,690	371,353	48.962%	42.293%	$1,545,915,289.93	$1,268,514,293.55	53.330%	47.309%

REPAYMENT
Active
Current	7.470%	7.405%	243,333	247,673	25.861%	28.207%	$659,968,462.26	$667,482,020.57	22.767%	24.893%
31-60 Days Delinquent	7.378%	7.345%	29,638	30,562	3.150%	3.481%	84,857,984.11	85,409,772.83	2.927%	3.185%
61-90 Days Delinquent	7.298%	7.322%	24,112	22,851	2.563%	2.602%	69,770,740.94	62,972,380.03	2.407%	2.349%
91-120 Days Delinquent	7.309%	7.335%	16,272	17,537	1.729%	1.997%	46,124,689.48	50,013,447.97	1.591%	1.865%
> 120 Days Delinquent	7.350%	7.311%	34,641	60,400	3.682%	6.879%	90,885,446.61	162,412,122.10	3.135%	6.057%

Deferment
Current	6.826%	6.793%	78,018	73,910	8.292%	8.417%	229,329,833.08	214,653,175.71	7.911%	8.005%

Forbearance
Current	7.408%	7.360%	54,034	53,334	5.743%	6.074%	171,311,825.28	168,343,952.40	5.910%	6.278%

TOTAL REPAYMENT	7.325%	7.286%	480,048	506,267	51.019%	57.658%	$1,352,248,981.76	$1,411,286,871.61	46.649%	52.633%

Claims in Process (1)	7.223%	7.368%	176	433	0.019%	0.049%	$634,427.86	$1,550,909.17	0.022%	0.058%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%
GRAND TOTAL	6.912%	6.934%	940,914	878,053	100.000%	100.000%	$2,898,798,699.55	$2,681,352,074.33	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2007-3     Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL — Subsidized	6.877%	496,174	$1,308,224,103.34	48.790%
- GSL — Unsubsidized	6.810%	349,558	1,165,369,434.81	43.462%
- PLUS Loans	8.005%	29,994	199,614,867.05	7.445%
- SLS Loans	8.515%	2,327	8,143,669.13	0.304%

- Total	6.934%	878,053	$2,681,352,074.33	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%
-Four Year	6.893%	635,228	$2,103,250,829.93	78.440%
-Two Year	7.057%	176,388	412,540,292.06	15.386%
-Technical	7.152%	66,430	165,545,913.11	6.174%
-Other	6.912%	7	15,039.23	0.001%

- Total	6.934%	878,053	$2,681,352,074.33	100.000%

*	Percentages may not total 100% due to rounding
GSL — Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2007-3            Interest Accruals

A Borrower Interest Accrued During Collection Period	$33,884,672.18
B Interest Subsidy Payments Accrued During Collection Period	14,221,592.86
C Special Allowance Payments Accrued During Collection Period	3,455,942.11
D Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	2,260,604.39
E Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F Net Expected Interest Collections	$53,822,811.54
VII. 2007-3 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013510972	04/25/2007 - 07/25/2007	1 NY Business Day	5.34500%	LIBOR

B	Class A-2 Interest Rate	0.013561528	04/25/2007 - 07/25/2007	1 NY Business Day	5.36500%	LIBOR

C	Class A-3 Interest Rate	0.013637361	04/25/2007 - 07/25/2007	1 NY Business Day	5.39500%	LIBOR

D	Class A-4 Interest Rate	0.013687917	04/25/2007 - 07/25/2007	1 NY Business Day	5.41500%	LIBOR

E	Class B Interest Rate	0.013915417	04/25/2007 - 07/25/2007	1 NY Business Day	5.50500%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2007-3 Inputs From Initial Period				03/31/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$2,898,798,699.55
	ii	Interest To Be Capitalized		65,802,432.11

	iii	Total Pool		$2,964,601,131.66
	iv	Capitalized Interest		40,000,000.00
	v	Specified Reserve Account Balance		7,411,502.83

	vi	Total Adjusted Pool		$3,012,012,634.49

B	Total Note Factor			0.987099798
C	Total Note Balance			$3,012,012,634.49

D	Note Balance 04/25/2007		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Current Factor	0.969319279	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$1,243,636,634.49	$975,000,000.00	$363,000,000.00	$338,835,000.00	$91,541,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance			$7,411,502.83
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

IX. 2007-3 Waterfall for Distributions

				Remaining
				Funds Balance
A		Total Available Funds ( Section III-M )	$250,039,174.94	$250,039,174.94

B		Primary Servicing Fees — Current Month	$2,086,798.72	$247,952,376.22

C		Administration Fee	$20,000.00	$247,932,376.22

D		Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$16,802,740.02	$231,129,636.20
	ii	Class A-2	$13,222,489.58	$217,907,146.62
	iii	Class A-3	$4,950,362.08	$212,956,784.54
	iv	Class A-4	$4,637,945.24	$208,318,839.30

	v	Total Class A Interest Distribution	$39,613,536.92

E		Class B Noteholders’ Interest Distribution Amount	$1,273,831.16	$207,045,008.14

F		Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$207,045,008.14	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00

	v	Total Class A Principal Distribution	$207,045,008.14

G		Class B Noteholders’ Principal Distribution Amount	$0.00	$0.00

H		Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$0.00

I		Carryover Servicing Fees	$0.00	$0.00

J		Excess to Certificateholder	$0.00	$0.00

K		Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,681,352,074.33
	ii	Borrower Interest Accrued	33,884,672.18
	iii	Interest Subsidy Payments Accrued	14,221,592.86
	iv	Special Allowance Payments Accrued	3,455,942.11
	v	Reserve Account Balance (after any reinstatement)	6,870,394.40
	vi	Capitalized Interest Account Balance	40,000,000.00
	viii	Less Specified Reserve Account Balance	(6,870,394.40)

	ix	Total	$2,772,914,281.48

	x	Class A Notes Outstanding (after application of available funds)	$2,713,426,626.35

	xi	Insolvency Event or Event of Default Under Indenture	N
	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (x > ix or xi = Y)	N

X. 2007-3 Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$7,411,502.83
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$7,411,502.83
	iv	Required Reserve Account Balance	$6,870,394.40
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve — Release to Collection Account	$541,108.43
	vii	Ending Reserve Account Balance	$6,870,394.40

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		03/29/2007
	i	Beginning Balance	$—
	ii	Supplemental Loan Purchases	$—
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		04/25/2008
	i	Beginning Balance	$40,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$40,000,000.00

D	Floor Income Rebate Account
	i	Beginning Balance	$4,706.41
	ii	Deposits for the Period	$23,435.37
	iii	Release to Collection Account	$(4,706.41)

	iv	Ending Balance	$23,435.37

XI. 2007-3 Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Quarterly Interest Due	$16,802,740.02	$13,222,489.58	$4,950,362.08	$4,637,945.24	$1,273,831.16
	ii	Quarterly Interest Paid	16,802,740.02	13,222,489.58	4,950,362.08	4,637,945.24	1,273,831.16

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$216,984,481.75	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	207,045,008.14	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$9,939,473.61	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$223,847,748.16	$13,222,489.58	$4,950,362.08	$4,637,945.24	$1,273,831.16

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	6/30/07	$3,012,012,634.49
	ii	Adjusted Pool Balance	6/30/07	2,795,028,152.74

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$216,984,481.75

	iv	Adjusted Pool Balance	3/31/07	$3,012,012,634.49
	v	Adjusted Pool Balance	6/30/07	2,795,028,152.74

	vi	Current Principal Due (iv - v)		$216,984,481.75
	vii	Notes Issued Exceeding Adjusted Pool Balance		—

	viii	Principal Distribution Amount (vi + vii)		$216,984,481.75

	ix	Principal Distribution Amount Paid		$207,045,008.14

	x	Principal Shortfall (viii - ix)		$9,939,473.61

C		Total Principal Distribution		$207,045,008.14
D		Total Interest Distribution		40,887,368.08

E		Total Cash Distributions		$247,932,376.22

F	Note Balances			04/25/2007	Paydown Factor	07/25/2007

	i	A-1 Note Balance	78443YAA4	$1,243,636,634.49		$1,036,591,626.35
		A-1 Note Pool Factor		0.969319279	0.161375688	0.807943590

	ii	A-2 Note Balance	78443YAB2	$975,000,000.00		$975,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443YAC0	$363,000,000.00		$363,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443YAD8	$338,835,000.00		$338,835,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78443YAE6	$91,541,000.00		$91,541,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2007-3 Historical Pool Information

				4/1/07 - 6/30/07	3/15/07 - 3/31/07
Beginning Student Loan Portfolio Balance				$2,898,798,699.55	$2,891,141,740.39

		Student Loan Principal Activity
		i	Regular Principal Collections	$231,811,301.57	$41,646,379.08
		ii	Principal Collections from Guarantor	1,816,018.03	42,706.26
		iii	Principal Reimbursements	426,541.28	50,181.13
		iv	Other System Adjustments	0.00	0.00

		v	Total Principal Collections	$234,053,860.88	$41,739,266.47
		Student Loan Non-Cash Principal Activity
		i	Other Adjustments	$21,738.00	$8,103.73
		ii	Capitalized Interest	(16,628,973.66)	(3,518,896.16)

		iii	Total Non-Cash Principal Activity	$(16,607,235.66)	$(3,510,792.43)

		Student Loan Principal Purchases		$0.00	$(45,885,433.20)

(-)		Total Student Loan Principal Activity		$217,446,625.22	$(7,656,959.16)

		Student Loan Interest Activity
		i	Regular Interest Collections	$13,316,469.41	$2,352,755.79
		ii	Interest Claims Received from Guarantors	32,225.74	429.30
		iii	Collection Fees/Returned Items	123,016.61	23,904.20
		iv	Late Fee Reimbursements	347,677.31	88,142.83
		v	Interest Reimbursements	8,475.99	760.61
		vi	Other System Adjustments	0.00	0.00
		vii	Special Allowance Payments	684,189.66	0.00
		viii	Subsidy Payments	2,874,700.95	0.00

		ix	Total Interest Collections	$17,386,755.67	$2,465,992.73

		Student Loan Non-Cash Interest Activity
		i	Interest Accrual Adjustment	$1,754.53	$3,476.99
		ii	Capitalized Interest	16,628,973.66	3,518,896.16

		iii	Total Non-Cash Interest Adjustments	$16,630,728.19	$3,522,373.15

		Student Loan Interest Purchases		$0.00	$(1,126,271.51)

		Total Student Loan Interest Activity		$34,017,483.86	$4,862,094.37

(=	)	Ending Student Loan Portfolio Balance		$2,681,352,074.33	$2,898,798,699.55

(+	)	Interest to be Capitalized		$66,805,684.01	$65,802,432.11

(=	)	TOTAL POOL		$2,748,157,758.34	$2,964,601,131.66

(+	)	Capitalized Interest		$40,000,000.00	$40,000,000.00

(+	)	Reserve Account Balance		$6,870,394.40	$7,411,502.83

(=	)	Total Adjusted Pool		$2,795,028,152.74	$3,012,012,634.49

XIII. 2007-3	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-07	$2,964,601,132	10.52%
Jul-07	$2,748,157,758	20.72%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.